Segment Information (Schedule of Net Sales by Geographical Area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales from continuing operations	$ 60,667	$ 44,522	$ 44,568
Total net sales	60,667	44,522	44,568
UNITED STATES [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales from continuing operations	10,630	8,883	8,116
CHINA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales from continuing operations	30,077	20,637	18,785
UNITED KINGDOM [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales from continuing operations	2,878	1,515	1,007
HONG KONG [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales from continuing operations	4,610	5,801	7,672
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales from continuing operations	8,304	4,750	6,403
Segments Geographical Location Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales from continuing operations	$ 4,168	$ 2,936	$ 2,585